Convertible Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Convertible Notes Payable
Note 2 - Convertible Notes Payable

Note 2 - Convertible Notes Payable

Convertible notes payable consisted of the following:

	September 30, 2021	December 31, 2020
Secured
(a) AL-Bank, in default	$543,000	$543,000

Unsecured
(b) Convertible notes with fixed conversion prices, in default	895,000	895,000
(c) Convertible notes with adjustable conversion prices	-	45,000
Total convertible notes principal outstanding	1,438,000	1,483,000
Debt discount	-	(14,000)
Convertible notes, net of discount	$1,438,000	$1,469,000

(a)	During fiscal 2005, the Company issued notes payable to DART/Citco Global in the aggregate of $543,000. The notes bear interest at an average rate of 7.5% per annum, matured in December 2010, convertible to common shares at a fixed conversion price of $3.25 per share, as adjusted for applicable reverse stock splits, and secured by all of the Company’s assets. In fiscal 2009, the note holders agreed to the forbearance of any interest on the notes payable to DART/Citco Global. In August 2021, the notes were assigned to Aktieselskabet Arbejdernes Landsbank (“AL-Bank”), a financing institution based in Denmark. In September 2021, the Company executed a repayment agreement with AL-Bank whereby the Company shall make monthly payments of $10,000 to AL-Bank, starting in October 2021 and ending in January 2025, for a total of $400,000. Once the payments are made in full in accordance with the repayment agreement, the remaining balance of $143,000 shall be forgiven and will be accounted at that time.

At September 30, 2021 and December 31, 2020, the outstanding balance of convertible notes payable amounted to $543,000, respectively and in default.

(b)

During fiscals 2005 through 2007, the Company issued notes payable in the aggregate of $895,000.    The notes are unsecured, bear interest at a rate starting at 8% up to 18% per annum, were due on various dates from March 2008 to March 2015, and are currently in default.  The aggregate notes are convertible into less than one share of the Company’s common stock based on fixed conversion prices adjusted for applicable reverse stock splits.

At September 30, 2021 and December 31, 2020, the outstanding balance of convertible notes payable amounted to $895,000, respectively and in default.

(c)

During fiscal 2020, the Company issued convertible notes payable with adjustable conversion prices for aggregate proceeds of $803,000. The notes bear interest at 8% to 10% per annum, unsecured, and maturing between October 2020 and December 2021. At the option of the holder, the notes are convertible into shares of common stock of the Company at a price per share discount of 58% to 70% of the market price of the Company’s common stock, as defined, for 15 to 25 days preceding a conversion notice. The Company determined that the conversion options of the convertible notes were not considered indexed to the Company’s own stock and characterized the conversion features as derivative liabilities upon issuance (see Note 10).   The Company also granted warrants to certain note holders to purchase 638,000 shares of the Company’s common stock. As a result, the Company recorded debt discount of $803,000, to account the fair value of the derivative liabilities of $742,000, the relative fair value of the warrants granted of $53,000 and direct fees incurred of $8,000.  At December 31, 2020, the outstanding balance of the notes payable amounted to $45,000 and unamortized discount was $14,000.

During the nine months ended September 30, 2021, the remaining notes payable of $45,000 plus unpaid interest and fees of $4,000, for a total of $49,000, were converted into 16,168,589 shares of the Company’s common stock with a fair value of $1,035,000. The Company followed the general extinguishment model to record the conversion and settlement of the debt. Notes payable, accrued interest and fees converted totaled $49,000, the related unamortized debt discount totaled ($14,000), and the derivative liability related to the conversion option of these notes, after final valuation, amounted to $382,000. The fair value of the common shares issued amounted to $1,035,000 and the difference between the total debt settled and fair value of the common shares issued amounted to $618,000 and was recorded as loss on extinguishment of debt.

At September 30, 2021, the Company had no more convertible notes with adjustable conversion prices outstanding.

Note 3 - Convertible Notes Payable

Convertible notes payable consisted of the following:

	December 31, 2020	December 31, 2019
Secured
(a) Convertible notes due to DART/Citco, in default	$543,000	$543,000

Unsecured
(b) Convertible notes with fixed conversion features, in default	895,000	895,000
(c) Convertible notes with adjustable conversion features, $20,000 in default at December 31, 2020	45,000	845,000
Total convertible notes principal outstanding	1,483,000	2,283,000
Debt discount	(14,000)	(423,000)
Convertible notes, net of discount	$1,469,000	$1,860,000

(a)

During fiscal 2005, the Company issued notes payable to DART/Citco Global in the aggregate of $543,000. The notes bear interest at an average rate of 7.5% per annum, matured in December 2010, convertible to common shares at a fixed conversion price of $3.25 per share, as adjusted for applicable reverse stock splits, and secured by all of the Company’s assets. In fiscal 2009, the note holders agreed to the forbearance of any interest on the notes payable to DART/Citco Global.

(b)

During fiscals 2005 through 2007, the Company issued notes payable in the aggregate of $895,000. The notes are unsecured, bear interest at a rate starting at 8% up to 18% per annum, were due on various dates from March 2008 to March 2015, and are currently in default. The aggregate notes are convertible into less than one share of the Company’s common stock based on fixed conversion prices adjusted for applicable reverse stock splits.

At December 31, 2020 and 2019, outstanding balance of convertible notes payable amounted to $895,000, respectively.

(c)

In fiscal 2018, the Company issued unsecured convertible notes payable, bearing interest at rate of 10% per annum, and maturing through December 2019. At the option of the holder, the notes are convertible into shares of common stock of the Company at a price per share discount of 58% of the lowest closing market price of the Company’s common stock during the twenty days preceding a conversion notice. The Company determined that the conversion options of the convertible notes were not considered indexed to the Company’s own stock and characterized the fair value of the conversion features as derivative liabilities upon issuance (see Note 10) and recorded as a debt discount and is being amortized over the term of the notes payable. As of December 31, 2018, outstanding balance of the notes payable amounted to $695,000 and unamortized debt discount of $522,000. During the year ended December 31, 2019, the Company issued similar convertible notes payable with adjustable conversion features for aggregate proceeds of $985,000. The notes bear interest at a rate of 8% to 10% per annum, unsecured, and matured in January 2020 and November 2020. At the option of the holder, the notes are convertible into shares of common stock of the Company at a price per share discount of 58% to 62% of the market price of the Company’s common stock, as defined, for 15 to 25 days preceding a conversion notice. The Company determined that the conversion options of the convertible notes were not considered indexed to the Company’s own stock and characterized the fair value of the conversion features as derivative liabilities upon issuance with a fair value of $1,728,000, of which $925,000 was recorded as debt discount, and the remainder of $803,000 was recorded as private placement costs. In addition, certain convertible notes were issued with warrants to purchase 100,575 shares of the Company’s common stock at prices ranging from $0.75 to $2.90 per share, adjusted for applicable reverse stock splits (see Note 12). The Company calculated the relative fair value of the warrants to be $60,000 using a Black Scholes option-pricing model, and was recorded as a debt discount. As a result, the Company recorded total debt discount of $985,000 at issuance to account the fair value of the derivative liabilities of $925,000 and the relative fair value of the warrants of $60,000.

During 2019, the Company recorded debt discount amortization of $851,000. In addition, convertible notes payable totaling $835,000 plus interest of $57,000, for a total of $892,000 were converted into 1,157,829 shares of common stock. The Company followed the general extinguishment model to record the conversion and settlement of the debt. Notes payable and accrued interest converted totaled $892,000, the related unamortized debt discount totaled ($233,000), and the derivative liability related to the conversion option of these notes, after final valuation, amounted to $1,214,000. The fair value of the common shares issued amounted to $2,007,000 and the difference between the total debt settled and fair value of the common shares issued amounted to $134,000 and was recorded as loss on extinguishment of debt.

At December 31, 2019, outstanding balance of convertible notes amounted to $845,000 and the unamortized discount was $423,000.

During the year ended December 31, 2020, the Company issued similar convertible notes payable with adjustable conversion prices for aggregate proceeds of $803,000. The notes bear interest at 8% to 10% per annum, unsecured, and maturing between October 2020 and December 2021. At the option of the holder, the notes are convertible into shares of common stock of the Company at a price per share discount of 58% to 70% of the market price of the Company’s common stock, as defined, for 15 to 25 days preceding a conversion notice. The Company determined that the conversion options of the convertible notes were not considered indexed to the Company’s own stock and characterized the conversion features as derivative liabilities upon issuance with a fair value of $917,000 (see Note 10), of which $742,000 was recorded as debt discount to be amortized over the term of the related notes, and the remainder of $175,000 was recorded as private placement costs. The Company also granted warrants to certain note holders to purchase 638,000 shares of the Company’s common stock (see Note 12). The Company determined the relative fair value of the warrants to be $53,000, and was recorded as debt discount to be amortized over the term of the related note. As a result, the Company recorded total debt discount of $803,000, to account the fair value of the derivative liabilities of $742,000, the relative fair value of the warrants granted of $53,000 and direct fees incurred of $8,000.

During 2020, the Company recorded debt discount amortization of $598,000. In addition, notes payable totaling $1,088,000 plus unpaid interest and fees of $93,000, for a total of $1,181,000, were converted into 233,748,884 shares of the Company’s common stock. Notes payable in the aggregate of $472,000 and accrued interest of $34,000 for a total of $506,000 were also cancelled and forgiven by certain noteholders. The Company followed the general extinguishment model to record the conversion and settlement of the debt. Notes payable, accrued interest and fees converted and cancelled totaled $1,687,000, the related unamortized debt discount totaled ($614,000), and the derivative liability related to the conversion option of these notes, after final valuation, amounted to $3,249,000. The fair value of the common shares issued amounted to $9,112,000 and the difference between the total debt settled and fair value of the common shares issued amounted to $4,790,000 and was recorded as loss on extinguishment of debt.

At December 31, 2020, the outstanding balance of the notes payable amounted to $45,000 and unamortized discount was $14,000.